Description of the Plan (Tables) - EBP INVUNION	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Schedule of participant locations	As of December 31, 2025, the union employees at the following locations participated in the Plan:

Blacksburg, Virginia	Harrodsburg, Kentucky

Canton, New York	Oneonta, New York

Corning Valley, New York	Wilmington, North Carolina

Erwin, New York	Vineland, New Jersey

Schedule of employer contributions per years of service	The Company makes matching contributions as a percentage of a participant’s first 5% of eligible pay contributed according to years of service as of December 31 of the prior year as follows:

Less than 19 years of service	50%

19 but less than 24 years of service	75%

24 or more years of service	100%

Schedule of investment options
Participants may elect to have their contributions invested in the investment options listed below:

Vanguard Federal Money Market Fund
Vanguard Total Bond Market Index Trust
Vanguard Total Stock Market Index Trust
Vanguard Total International Stock Market Index Trust
Vanguard Target Retirement 2070 Trust Select
Vanguard Target Retirement 2065 Trust Select
Vanguard Target Retirement 2060 Trust Select
Vanguard Target Retirement 2055 Trust Select
Vanguard Target Retirement 2050 Trust Select
Vanguard Target Retirement 2045 Trust Select
Vanguard Target Retirement 2040 Trust Select
Vanguard Target Retirement 2035 Trust Select
Vanguard Target Retirement 2030 Trust Select
Vanguard Target Retirement 2025 Trust Select
Vanguard Target Retirement 2020 Trust Select
Vanguard Target Retirement Income Trust Select
Corning Common Stock Fund (a)

(a)	The Corning Common Stock Fund was closed to new money effective July 1, 2009.